J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
October 8, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Active Value ETF (the “Fund”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information of the Fund do not differ from the corresponding Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 333 (Amendment No. 335 under the Investment Company Act of 1940, as amended) filed electronically on October 1, 2021.
Please contact the undersigned at 212-648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron
Anthony Geron
Assistant Secretary